CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Subscription Receivable	Statutory surplus reserve	Retained earnings (deficits)	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance (in Shares) at Sep. 30, 2022	4,341,848
Balance at Sep. 30, 2022		$ 70,872,765	$ (125,000)	$ 3,176,556	$ 13,394,137	$ (2,640,753)	$ 386,676	$ 85,064,381
Stock-based compensation (in Shares)	371,400
Stock-based compensation		1,839,733						1,839,733
Unearned Compensation		174,400						174,400
Foreign currency translations						(550,232)	900	(549,332)
Net loss					(61,060,794)		(229,596)	(61,290,390)
Balance (in Shares) at Sep. 30, 2023	4,713,248
Balance at Sep. 30, 2023		72,886,898	(125,000)	3,176,556	(47,666,657)	(3,190,985)	157,980	25,238,792
Issuance shares (in Shares)	450,698
Issuance shares		5,000,000						5,000,000
Foreign currency translations						864,017	(2,737)	861,280
Net loss					(2,781,916)		(1,650)	(2,783,566)
Balance (in Shares) at Sep. 30, 2024	5,163,946
Balance at Sep. 30, 2024		77,886,898	(125,000)	3,176,556	(50,448,573)	(2,326,968)	153,593	28,316,506
Stock-based compensation (in Shares)	1,200,000
Stock-based compensation		1,137,193						1,137,193
Round-up Shares for Stock Split		0
Round-up Shares for Stock Split (in Shares)	68,523
Cashless Warrant Exercise		0
Cashless Warrant Exercise (in Shares)	179,839
Foreign currency translations						(817,068)	(6,843)	(823,911)
Net loss					(3,985,184)		(30,146)	(4,015,330)
Balance (in Shares) at Sep. 30, 2025	6,612,308
Balance at Sep. 30, 2025		$ 79,024,091	$ (125,000)	$ 3,176,556	$ (54,433,757)	$ (3,144,036)	$ 116,604	$ 24,614,458